SCHEDULE OF COMPUTATION OF DILUTED EARNINGS PER ORDINARY SHARE (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	783,907
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	717,240
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	66,667